BALANCE SHEET COMPONENTS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation	$ 6	$ 1,823